INTANGIBLE ASSETS, NET - Estimated Aggregate Amortization Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Amortization Expense, Fiscal Year Maturity [Abstract]
2020	$ 4,810
2021	2,991
2022	1,890
2023	1,397
2024	1,263
Thereafter	2,669
Total	15,020
Impairment	0	$ (5,166)	$ (922)
Licensing Fee [Member]
Amortization Expense, Fiscal Year Maturity [Abstract]
2020	2,838
2021	1,314
2022	440
2023	258
2024	195
Thereafter	0
Total	5,045
Impairment		(112)
IP Right [Member]
Amortization Expense, Fiscal Year Maturity [Abstract]
2020	0
2021	0
2022	0
2023	0
2024	0
Thereafter	0
Total	0
Impairment		(5,054)
Trademarks [Member]
Amortization Expense, Fiscal Year Maturity [Abstract]
2020	1,068
2021	1,068
2022	1,068
2023	1,068
2024	1,068
Thereafter	2,669
Total	8,009
Impairment		0
Others [Member]
Amortization Expense, Fiscal Year Maturity [Abstract]
2020	904
2021	609
2022	382
2023	71
2024	0
Thereafter	0
Total	$ 1,966
Impairment		$ 0